SUPPLEMENT DATED JANUARY 13, 2015
TO THE AUL AMERICAN UNIT TRUST
PROSPECTUS DATED MAY 1, 2014

1.)           Pages 13-34 of the Prospectus is revised to add the following funds to the table:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
BlackRock Total Return Fund Investor A*	A*	BlackRock Total Return Fund	BlackRock Advisors LLC
BlackRock Total Return Fund Class R	R	BlackRock Total Return Fund	BlackRock Advisors LLC
BMO Small-Cap Value Fund Class Y	Inv	BMO Small-Cap Value Fund	BMO Asset Management Corp.
Columbia Contrarian Core Fund Class A*	A*	Columbia Contrarian Core Fund	Columbia Mangmt Investment Advisers, LLC
Columbia Contrarian Core Fund Class R4	Retirement	Columbia Contrarian Core Fund	Columbia Mangmt Investment Advisers, LLC
Columbia Marsico Global Fund Class A*	A*	Columbia Marsico Global Fund	Columbia Mangmt Investment Advisers, LLC
Columbia Marsico Global Fund Class R4	Retirement	Columbia Marsico Global Fund	Columbia Mangmt Investment Advisers, LLC
Columbia Mid Cap Value Fund Class A*	A*	Columbia Mid Cap Value Fund	Columbia Mangmt Investment Advisers, LLC
Columbia Mid Cap Value Fund Class R4	Retirement	Columbia Mid Cap Value Fund	Columbia Mangmt Investment Advisers, LLC
Columbia Select Large-Cap Value Fund Class A*	A*	Columbia Select Large-Cap Value Fund	Columbia Mangmt Investment Advisers, LLC
Columbia Select Large-Cap Value Fund Class R4	Retirement	Columbia Select Large-Cap Value Fund	Columbia Mangmt Investment Advisers, LLC
Columbia Select Smaller-Cap Value Fund Class A*	A*	Columbia Select Smaller-Cap Value Fund	Columbia Mangmt Investment Advisers, LLC
Columbia Select Smaller-Cap Value Fund Class R4	Retirement	Columbia Select Smaller-Cap Value Fund	Columbia Mangmt Investment Advisers, LLC
Columbia U.S. Government Mortgage Fund Class A*	A*	Columbia US Government Mortgage Fund	Columbia Mangmt Investment Advisers, LLC
Columbia U.S. Government Mortgage Fund Class R4	Retirement	Columbia US Government Mortgage Fund	Columbia Mangmt Investment Advisers, LLC
Deutsche Enhanced Commodity Strategy Fund Class A*	A*	Deutsche Enhanced Commodity Strategy Fd	Deutsche Inv Mgmt Americas Inc
Deutsche Enhanced Commodity Strategy Fund Class S	S	Deutsche Enhanced Commodity Strategy Fd	Deutsche Inv Mgmt Americas Inc
Deutsche Global Infrastructure Fund Class A*	A*	Deutsche Global Infrastructure Fund	Deutsche Inv Mgmt Americas Inc
Deutsche Global Infrastructure Fund Class S	S	Deutsche Global Infrastructure Fund	Deutsche Inv Mgmt Americas Inc
Janus Research Fund Class A*	A*	Janus Research Fund	Janus Capital Management LLC
Janus Research Fund Class S	S	Janus Research Fund	Janus Capital Management LLC
Janus Triton Fund Class A*	A*	Janus Triton Fund	Janus Capital Management LLC
Janus Triton Fund Class S	S	Janus Triton Fund	Janus Capital Management LLC
Oppenheimer Portfolio Series Active Allocation Fund Class A*	A*	Oppenheimer Port Ser Active Allc Fund	OFI Global Asset Management, Inc.
Oppenheimer Portfolio Series Active Allocation Fund Class Y	Inst	Oppenheimer Port Ser Active Allc Fund	OFI Global Asset Management, Inc.
Oppenheimer Core Bond Fund Class A*	A*	Oppenheimer Core Bond Fund	OFI Global Asset Management, Inc.
Oppenheimer Core Bond Fund Class Y	Inst	Oppenheimer Core Bond Fund	OFI Global Asset Management, Inc.
Putnam Diversified Income Trust Class A*	A*	Putnam Diversified Income Trust	Putnam Investment Management, LLC
Putnam Diversified Income Trust Class Y	Inst	Putnam Diversified Income Trust	Putnam Investment Management, LLC
Putnam Fund For Growth & Income Fund Class A*	A*	Putnam Fund for Growth and Income Fund	Putnam Investment Management, LLC
Putnam Fund For Growth & Income Fund Class Y	Inst	Putnam Fund for Growth and Income Fund	Putnam Investment Management, LLC
Putnam Growth Opportunities Fund Class A*	A*	Putnam Growth Opportunities Fund	Putnam Investment Management, LLC
Putnam Growth Opportunities Fund Class Y	Inst	Putnam Growth Opportunities Fund	Putnam Investment Management, LLC
TIAA-CREF Bond Plus Fund Retirement Class	Retirement	TIAA-CREF Bond Plus	Teachers Advisors, Inc.
TIAA-CREF Large-Cap Growth Fund Retirement Class	Retirement	TIAA-CREF Large-Cap Growth	Teachers Advisors, Inc.
TIAA-CREF Large-Cap Value Fund Retirement Class	Retirement	TIAA-CREF Large-Cap Value	Teachers Advisors, Inc.
TIAA-CREF Mid-Cap Growth Fund Retirement Class	Retirement	TIAA-CREF Mid-Cap Growth	Teachers Advisors, Inc.
1) Please refer to the Fund prospectus for a description of the class designation. * Load Waived

2.)           Page 179 of the Prospectus is revised to add the following Investment Adviser:

BMO Asset Management Corp.
OFI Global Asset Management, Inc.
Putnam Investment Management, LLC

3.)           Pages 184-193 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
BlackRock Total Return Fund Investor A* & Class R	The investment seeks to realize a total return that exceeds that of the Barclays Capital U.S. Aggregate Bond Index.
BMO Small-Cap Value Fund Class Y	The investment seeks to provide capital appreciation.
Columbia Contrarian Core Fund Class A* & R4	The investment seeks total return, consisting of long-term capital appreciation and current income.
Columbia Marsico Global Fund Class A* & R4	The investment seeks long-term growth of capital.
Columbia Mid Cap Value Fund Class A* & R4	The investment seeks long-term capital appreciation.
Columbia Select Large-Cap Value Fund Class A* & R4	The investment seeks to provide shareholders with long-term capital appreciation.
Columbia Select Smaller-Cap Value Fund Class A* & R4	The investment seeks to provide shareholders with long-term capital appreciation.
Columbia U.S. Government Mortgage Fund Class A* & R4	The investment seeks current income, with a secondary objective of preservation of capital.
Deutsche Enhanced Commodity Strategy Fund Class A* & S	The investment seeks total return.
Deutsche Global Infrastructure Fund Class A* & S	The investment seeks total return from both capital appreciation and current income.
Janus Research Fund Class A* & S	The investment seeks long-term growth of capital.
Janus Triton Fund Class A* & S	The investment seeks long-term growth of capital.
Oppenheimer Portfolio Series Active Allocation Fund Class A* & Y	The investment seeks total return.
Oppenheimer Core Bond Fund Class A* & Y	The investment seeks total return.
Putnam Diversified Income Trust Class A* & Y	The investment seeks as high a level of current income as the adviser believes is consistent with preservation of capital.
Putnam Fund For Growth & Income Fund Class A* & Y	The investment seeks capital growth and current income.
Putnam Growth Opportunities Fund Class A* & Y	The investment seeks capital appreciation.
TIAA-CREF Bond Plus Fund Retirement Class	The investment seeks a favorable long-term total return, primarily through high current income.
TIAA-CREF Large-Cap Growth Fund Retirement Class	The investment seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.
TIAA-CREF Large-Cap Value Fund Retirement Class	The investment seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.
TIAA-CREF Mid-Cap Growth Fund Retirement Class	The investment seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.
* Load Waived

This supplement should be retained with the Prospectus for future reference.